Acquisitions and Divestitures - Disclosure Of Cash Flows From Discontinued Operation (Detail) - Koricancha [member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Net cash flows from operating activities	$ (2,024)
Net cash flows from investing activities	(236)
Net cash inflows (outflows)	$ (2,260)